Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Consolidated VIE assets
Cash and cash equivalents		¥ 2,536,840		¥ 3,476,261	¥ 1,315,408	¥ 1,489,792
Trading assets
Derivatives	[2]	1,037,000	[1]	1,372,000
Private equity investments		27,054		30,578
Securities purchased under agreements to resell		11,456,591		9,205,165
Office buildings, land, equipment and facilities		349,696		355,507
Other		1,168,806		974,511
Trading liabilities
Derivatives	[2],[3]	914,000	[1]	1,047,000
Securities sold under agreements to repurchase		17,095,898		14,192,309
Borrowings
Short-term borrowings	[4]	543,049		662,902
Long-term borrowings		7,195,408		8,129,559
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		4,000		3,000
Trading assets
Equities		679,000		530,000
Debt securities		682,000		756,000
CMBS and RMBS		11,000		22,000
Investment trust funds and other		11,000
Derivatives		15,000		1,000
Private equity investments		2,000		1,000
Office buildings, land, equipment and facilities		15,000		3,000
Other		44,000		7,000
Total		1,463,000		1,323,000
Trading liabilities
Derivatives		18,000		3,000
Borrowings
Short-term borrowings		103,000		65,000
Long-term borrowings		851,000		744,000
Other		2,000		2,000
Total		¥ 974,000		¥ 814,000

[1]	During the year ended Marh 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. While there was no impact on the amounts reported in the consolidated balance sheet as of March 31, 2017, lower gross derivative balances and equivalent lower amounts offset in the consolidated balance sheets are included in the above table at such date as a result of this change.
[2]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes secured borrowings of \82,861 million as of March 31, 2016 and \158,156 million as of March 31, 2017.